Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2024	Mar. 31, 2023	Jan. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transactions [Line Items]
Prepayments to related parties				¥ 17,100	¥ 18,700
Wuhan Chunzhijin [Member]
Related Party Transactions [Line Items]
Contract without constant terms				10,000
Conversion of debt into equity interest		¥ 3,400
Superb Origin International Limited [Member]
Related Party Transactions [Line Items]
Payment for advance	¥ 14,400		¥ 5,500
Nanjing Animal Pharmaceutical [Member]
Related Party Transactions [Line Items]
Payment for advance						¥ 5,400
Weishi Network [Member]
Related Party Transactions [Line Items]
Payment for advance				¥ 980